UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-05795

Exact name of registrant as specified in charter: Putnam High Yield Municipal Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments:

Putnam High Yield Municipal Trust
The fund's portfolio
6/30/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (125.8%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.5%)
Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds
(GA. Pacific Corp.), 5 3/4s, 9/1/28	B	$550,000	$563,222
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/35	B/P	250,000	255,890
			819,112

Arizona (2.5%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Baa3	250,000	250,495
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	500,000	558,385
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	B+/P	1,000,000	1,078,500
Coconino Cnty., Poll. Control Rev. Bonds
(Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Baa3	750,000	769,455
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	518,190
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	325,000	313,840
Queen Creek, Special Assmt. Bonds (Impt. Dist. No.
001), 5s, 1/1/18	Baa2	200,000	202,086
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	500,000	507,970
			4,198,921

Arkansas (0.7%)
Baxter Cnty., Hosp. Rev. Bonds, 5s, 9/1/22	Baa2	250,000	251,810
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	400,000	404,528
Jefferson Cnty., Poll. Control Rev. Bonds (Entergy AR,
Inc.), 4.6s, 10/1/17	A-	260,000	259,353
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/25	Baa2	285,000	286,776
			1,202,467

California (11.1%)
ABAG Fin. Auth. COP (American Baptist Homes), Ser. A,
6.2s, 10/1/27	BBB-	155,000	158,784
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(CA-NV Methodist), 5s, 7/1/26	A+	240,000	242,249
(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	1,000,000	1,025,110
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/27	Baa2	750,000	761,243
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	560,000	579,667
CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	1,500,000	1,542,750
(Thomas Jefferson School of Law), Ser. A, 4 7/8s,
10/1/35	BBB-	200,000	200,322
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	645,000	633,538
Chula Vista, Cmnty. Fac. Dist. Special Tax Bonds (No.
08-1 Otay Ranch Village Six), 6s, 9/1/33	BB/P	500,000	514,360
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21	BB+/P	1,000,000	1,053,260
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB/P	250,000	259,653
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	425,000	430,487
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28	BB/P	350,000	360,147
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	2,000,000	2,081,660
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	385,000	357,149
Golden State Tobacco Securitization Corp. Rev. Bonds,

Ser. 03 A-1, 5s, 6/1/21 (Prerefunded)	AAA	60,000	60,686
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(No. 00-18 Group 3), 5.55s, 9/2/26	BBB/P	500,000	512,255
Murrieta, Cmnty. Fac. Dist. Special Tax (No. 2
The Oaks Impt. Area A), 6s, 9/1/34	BB+/P	250,000	258,035
Orange Cnty., Cmnty. Fac. Dist. Rev. Bonds (Ladera
Ranch - No. 1), 6s, 8/15/25 (Prerefunded)	AAA	1,000,000	1,073,130
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	250,000	254,093
Roseville, Cmnty. Fac. Special Tax Bonds
(Dist. No. 1-Westpark), 5 1/4s, 9/1/19	BB/P	100,000	101,651
(Dist. No. 1-Westpark), 5s, 9/1/20	BB/P	500,000	497,585
(Dist. No. 1), 5s, 9/1/14	BB/P	1,045,000	1,053,055
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	725,000	726,391
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	BB-/P	835,000	893,600
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	1,115,000	671,330
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	2,000,000	2,044,800
			18,346,990

Colorado (0.3%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	100,000	103,812
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	165,000	170,806
(Evangelical Lutheran), 5s, 6/1/29	A3	105,000	105,370
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B	100,000	98,466
			478,454

Connecticut (3.5%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	781,200
CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser.
V-1, 3.80s, 7/1/36	VMIG1	5,000,000	5,000,000
			5,781,200

Delaware (0.8%)
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2,
4.9s, 10/31/39	A3	1,000,000	1,015,920
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/36	BBB-	100,000	100,504
Sussex Cnty., Rev. Bonds (First Mtge. - Cadbury
Lewes), Ser. A, 5.9s, 1/1/26	B/P	150,000	154,220
			1,270,644

District of Columbia (0.6%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/4s,
5/15/24	Baa2	895,000	947,635

Florida (10.0%)
CFM Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5 7/8s,
5/1/14	BB-/P	750,000	762,765
Double Branch Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
6.7s, 5/1/34	BB/P	970,000	1,063,196
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B
5 1/8s, 11/1/09	BB/P	85,000	84,788
5s, 11/1/07	BB/P	10,000	9,998
FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A,
6.05s, 10/1/22	BBB+/F	770,000	792,160
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31 (Prerefunded)	AAA	350,000	385,118
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A
U.S. Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	AAA/F	500,000	557,820
5 1/4s, 6/1/21	BBB+	525,000	538,870
5 1/4s, 6/1/19	BBB+	655,000	676,608
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	395,000	397,946
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt., Ser. B, 5s, 11/1/09	BB/P	155,000	154,218
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	490,000	501,813
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	BB+	300,000	296,035
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,100,000	1,122,680
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Alliance Cmnty.), Ser. C, 5 1/2s, 11/15/29
(Prerefunded)	AAA	1,075,000	1,122,697
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	100,000	99,616
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BBB-	500,000	500,355
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	Ba1	500,000	539,475
North Springs, Impt. Dist. Special Assmt. Rev. Bonds
(Parkland Golf Country Club), Ser. A-1, 5.45s, 5/1/26	BB-/P	735,000	734,940
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm
Beach Gardens), Ser. A, 5.9s, 5/1/35	BB/P	490,000	503,166

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care), U.S. Govt. Coll., 5 3/4s, 12/1/32
(Prerefunded)	A2	500,000	541,125
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	740,000	769,504
Six Mile Creek, Cmnty. Dev. Dist. Rev. Bonds, 5.65s,
5/1/22	BB-/P	340,000	339,969
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-2,
5 3/8s, 5/1/13	BB-/P	750,000	742,748
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	485,000	489,253
Split Pine, Cmnty. Dev. Dist. Special Assmt., Ser. A,
5 1/4s, 5/1/39	BB-/P	200,000	193,970
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	600,000	608,388
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	125,000	122,271
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	475,000	502,959
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	BB-/P	300,000	293,733
Ser. B, 5s, 11/1/13	BB-/P	200,000	197,008
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds
Ser. A, 5 5/8s, 5/1/37	BB-/P	275,000	277,833
Ser. B, 5 1/8s, 11/1/12	BB-/P	125,000	123,566
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	300,000	315,720
6 1/4s, 5/1/22	BB-/P	195,000	203,925
			16,566,236

Georgia (3.4%)
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	2,000,000	2,233,500
Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury
Court), Class A, 6 1/8s, 2/15/34	B+/P	175,000	182,268
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	Aaa	2,400,000	2,404,584
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	200,000	201,390
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	675,000	678,355
			5,700,097

Idaho (0.8%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	505,000	507,318
Madison Cnty., Hosp. COP
5 1/8s, 9/1/14	BBB-	500,000	514,590
5 1/8s, 9/1/13	BBB-	250,000	256,683
			1,278,591

Illinois (4.2%)
Chicago, Board of Ed. VRDN, Ser. D-2, CIFG, 3.90s,
3/1/36	VMIG1	3,200,000	3,200,000
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing), 5 5/8s, 3/1/36	BB-/P	250,000	258,543
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A1	750,000	785,790
IL Fin. Auth. Rev. Bonds (Landing At Plymouth Place),
Ser. A, 6s, 5/15/25	B+/P	200,000	209,206
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	250,000	246,715
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CC/P	212,271	192,987
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	A2	500,000	521,655
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/22	Aaa	1,500,000	1,567,350
			6,982,246

Indiana (1.0%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/28	BBB-/F	180,000	179,100
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	1,000,000	1,025,790
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	AA	500,000	518,845
			1,723,735

Iowa (3.8%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	2,080,000	2,493,837
Ser. A, 5s, 7/1/19	BBB-	910,000	921,166
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship

Haven), Ser. A, 6 1/8s, 11/15/32	BB/P	550,000	565,483
IA State Higher Ed. Loan Auth. Rev. Bonds, 5s, 10/1/22	BBB-/F	800,000	816,256
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	500,000	502,690
Ser. B, zero %, 6/1/34	BBB	1,000,000	1,020,200
			6,319,632

Kentucky (1.6%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser.
IA, 6 1/2s, 1/1/29	B+/P	305,000	341,490
KY Econ. Dev. Fin. Auth. Hosp. Fac. VRDN (Baptist
Hlth. Care), Ser. C, 3.92s, 8/15/31	VMIG1	2,285,000	2,285,000
			2,626,490

Louisiana (1.1%)
Desoto Parish, Rev. Bonds (Intl. Paper Co. Project),
Ser. A, 5s, 10/1/12	BBB	250,000	255,290
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(Hlth. Care - St. James Place), Ser. A, 7s, 11/1/26	B-/P	1,320,000	1,341,384
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med.
Foundation), 5s, 7/1/16	A3	250,000	256,588
			1,853,262

Maine (1.1%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	735,000	741,181
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	1,000,000	1,088,020
			1,829,201

Maryland (2.9%)
Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.
Fac.), Ser. A, 5s, 1/1/22	A-/F	375,000	379,519
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/15	A3	500,000	535,765
(Edenwald), Ser. A, 5.2s, 1/1/24	BB/P	150,000	153,131
(King Farm Presbyterian Cmnty.), Ser. B, 4 3/4s, 1/1/13	B/P	700,000	697,991
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	B/P	200,000	211,342
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-3,
4.95s, 12/31/49	A3	2,000,000	1,999,840
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	600,000	627,198
5 7/8s, 5/1/21	BB/P	150,000	154,008
			4,758,794

Massachusetts (5.7%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	1,000,000	1,017,450
MA State Dev. Fin. Agcy. Rev. Bonds (Boston Biomedical
Research), 5 3/4s, 2/1/29	Baa3	1,000,000	1,034,440
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	110,000	114,210
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	BBB-/P	730,000	866,977
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB+	350,000	377,395
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,575,000	1,681,738
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	1,350,000	1,438,560
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,039,050
(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	500,000	504,355
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	450,000	451,400
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	250,000	251,878
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	600,000	605,538
			9,382,991

Michigan (4.5%)
Dickinson Cnty., Econ. Dev. Corp. Poll. Control Rev.
Bonds (Intl. Paper Co.), Ser. A, 4.8s, 11/1/18	BBB	900,000	895,284
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden
City), Ser. A, 5 3/4s, 9/1/17	Ba1	265,000	269,017
Kentwood, Economic Dev. Rev. Bonds (Holland Home),
Ser. A, 5s, 11/15/22	BBB-/F	200,000	200,928
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,041,990
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/30	BBB	500,000	495,265
(Midmichigan Hlth. Oblig. Group), Ser. A, 5s, 4/15/26	A1	1,050,000	1,064,826
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AAA/F	1,000,000	994,530
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(Genesee Pwr. Station), 7 1/2s, 1/1/21	B/P	455,000	457,907
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded)	AAA/P	1,350,000	1,502,901
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp.), 5 1/2s, 6/1/20	Baa3	480,000	501,614

			7,424,262

Minnesota (2.2%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A-	1,500,000	1,507,905
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	115,000	115,277
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	200,000	200,042
MN State Higher Ed. Fac. Auth. Rev. Bonds (The College
of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	1,000,000	1,023,040
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast)
6s, 11/15/25	Baa3	350,000	382,655
Ser. B, 5.85s, 11/1/17	Baa3	250,000	255,973
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB-/P	225,000	219,600
			3,704,492

Mississippi (1.0%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.), Ser. B, 6.7s, 4/1/22	Baa2	1,000,000	1,168,830
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	415,000	425,483
			1,594,313

Missouri (2.7%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/16	A+	1,000,000	1,052,900
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	500,000	529,095
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. A-1, GNMA Coll,
FNMA Coll, 7 1/2s, 3/1/31	AAA	365,000	376,581
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	380,000	390,222
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA
Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	525,000	544,824
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	330,000	335,518
(Single Fam. Home Ownership Loan), Ser. D, GNMA Coll.,
FNMA Coll., 5.55s, 9/1/34	Aaa	1,280,000	1,298,880
			4,528,020

Montana (0.3%)
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. Johns
Lutheran), Ser. A, 6s, 5/15/25	B+/P	150,000	155,513
MT State Board Inv. Exempt Fac. Rev. Bonds (Still
Water Mining Project), 8s, 7/1/20	B3	250,000	261,410
			416,923

Nevada (4.0%)
Clark Cnty., G.O. Bonds (Pk. & Regl. Justice Ctr.),
FGIC, 5 5/8s, 11/1/19 (Prerefunded)	Aaa	3,500,000	3,636,535
Clark Cnty., Impt. Dist. Special Assmt. (Summerlin No.
151), 5s, 8/1/20	BB/P	425,000	428,715
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB/P	250,000	257,643
Henderson, Local Impt. Dist. Special Assmt.
(No. T-14), 5.8s, 3/1/23	BB/P	210,000	216,556
(No. T-14), 5.55s, 3/1/17	BB/P	725,000	747,395
(No. T-16), 5 1/8s, 3/1/25	BB/P	200,000	198,724
(No. T-17), 5s, 9/1/18	BB-/P	100,000	100,981
(No. T-18), 5s, 9/1/16	BB-/P	500,000	510,650
Las Vegas, Local Impt. Board Special Assmt. (Dist. No.
607), 5.9s, 6/1/18	BB-/P	320,000	330,003
Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 -
Summerlin Area), 5.65s, 6/1/23	BB/P	245,000	251,914
			6,679,116

New Hampshire (0.8%)
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	600,000	643,032
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+	600,000	609,054
NH State Bus. Fin. Auth. Swr. & Solid Waste Rev. Bonds
(Crown Paper Co.), 7 7/8s, 7/1/26 (In default) (NON)	D/P	1,394,189	14
			1,252,100

New Jersey (7.2%)
NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	1,500,000	1,526,145
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	1,000,000	1,046,850
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	200,000	205,502
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,000,000	1,062,790
(Seabrook Village), 5 1/4s, 11/15/26	BB-/P	160,000	161,403
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	2,400,000	1,072,704

Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded)	AAA	3,410,000	3,800,718
Ser. 1A, 4 1/2s, 6/1/23	BBB	3,165,000	3,066,917
			11,943,029

New Mexico (0.6%)
Farmington, Poll. Control Rev. Bonds (San Juan), Ser.
B, 4 7/8s, 4/1/33	Baa2	600,000	586,614
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	325,000	331,403
			918,017

New York (10.3%)
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	750,000	770,490
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.)
5 3/4s, 7/1/15	BB	325,000	331,867
5s, 7/1/10	BB	120,000	120,793
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(Keyspan-Glenwood), 5 1/4s, 6/1/27	A	775,000	793,918
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C,
5 5/8s, 11/15/24	Baa2	400,000	415,028
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World
Trade Ctr.)
Ser. B, 6 3/4s, 3/1/15	B-/P	200,000	211,798
Ser. A, 6 1/4s, 3/1/15	B-/P	500,000	525,975
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	805,000	831,468
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30
(Prerefunded)	BB+	200,000	215,422
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	1,300,000	1,334,567
NY City, Indl. Dev. Agcy. Special Fac. FRB (American
Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B	250,000	296,560
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12	B	170,000	193,079
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B	2,150,000	2,473,640
(British Airways PLC), 5 1/4s, 12/1/32	BB+	1,000,000	980,700
(Jetblue Airways Corp.), 5s, 5/15/20	B	100,000	96,499
NY State Dorm. Auth. Rev. Bonds
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	250,000	253,250
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Baa1	350,000	353,189
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	1,400,000	1,433,600
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost
$1,200,000) (RES)	BB/P	1,200,000	1,243,152
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 3rd Installment), 7s, 10/1/07	BB+/P	100,000	100,518
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	500,000	506,905
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	1,000,000	1,083,380
(Jefferson's Ferry), Ser. A, 7 1/4s, 11/1/28
(Prerefunded)	AAA	1,000,000	1,093,300
(Jeffersons Ferry), 5s, 11/1/15	BBB-	525,000	542,651
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A, 7 3/8s, 3/1/21	B+/P	800,000	840,616
			17,042,365

North Carolina (3.7%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C,
5.3s, 1/1/15	Baa2	1,500,000	1,571,895
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	610,000	626,257
(Deerfield), Ser. A, 5s, 11/1/23	A-/F	250,000	254,740
(First Mtge. - Pines at Davidson), Ser. A, 5s, 1/1/18	A-/F	835,000	858,246
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. Givens Estates), Ser. A, 6 1/2s, 7/1/32
(Prerefunded)	BB-/P	750,000	851,460
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	690,000	698,556
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	100,000	100,830
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	150,000	151,386
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,000,000	1,063,560
			6,176,930

North Dakota (0.7%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24	Baa2	1,000,000	1,079,220

Ohio (3.2%)
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	600,000	596,736
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	1,000,000	1,079,610
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.

Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,500,000	1,623,000
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College), 4.85s, 7/1/14	A1	1,000,000	1,031,070
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.15s, 7/15/15	B+	400,000	399,992
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	500,000	582,375
			5,312,783

Oklahoma (2.8%)
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll.,
7.1s, 9/1/26	Aaa	270,000	276,307
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	235,000	243,951
OK State Cap. Impt. Auth. State Facs. VRDN (Higher
Ed.), Ser. D-1, CIFG, 3.90s, 7/1/31	VMIG1	2,400,000	2,400,000
OK State Cap. Impt. State Facs. Auth. VRDN (Higher
Ed.), Ser. D-2, CIFG, 3.90s, 7/1/32	VMIG1	600,000	600,000
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.),
Ser. A, MBIA
5 3/4s, 8/15/29	Aaa	580,000	604,343
5 3/4s, 8/15/29 (Prerefunded)	Aaa	420,000	439,975
			4,564,576

Oregon (1.0%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	1,000,000	1,039,890
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	680,000	691,710
			1,731,600

Pennsylvania (4.7%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/22 (Prerefunded)	Ba3	195,000	229,889
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/15 (Prerefunded)	Ba3	585,000	672,165
(Hlth. Syst.-West PA), Ser. A, 5s, 11/15/28	Ba2	795,000	765,657
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6s, 1/15/14	Baa1	750,000	765,795
(Env. Impt.), 5 1/2s, 11/1/16	Baa3	600,000	632,658
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	550,000	578,023
5.1s, 1/1/12	BB/P	400,000	400,472
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	575,000	590,186
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26 (Prerefunded)	AA-	250,000	270,238
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B-/P	400,000	419,364
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	1,000,000	1,005,780
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Philadelphia U.), 5s, 6/1/30	Baa2	270,000	269,258
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A	60,000	63,287
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	750,000	838,148
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	315,000	318,830
			7,819,750

Puerto Rico (0.8%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, 5s,
7/1/28	BBB	270,000	274,466
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,073,930
			1,348,396

Rhode Island (1.3%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/8s, 6/1/32	BBB	2,025,000	2,145,467

South Carolina (1.9%)
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37	A+	1,250,000	1,306,213
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	600,000	674,802
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	890,000	978,546
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	110,000	120,944
			3,080,505

South Dakota (1.2%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtg.),
Ser. H, 5s, 5/1/28	AAA	685,000	692,234
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prairie
Lakes), 5.65s, 4/1/22	Baa1	1,250,000	1,286,188
			1,978,422

Tennessee (2.1%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	Baa1	1,500,000	1,719,090
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac.
Rev. Bonds (Appalachian Christian Village), Ser. A,
6 1/4s, 2/15/32	BB-/P	400,000	416,188
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	625,000	695,256
6 1/2s, 9/1/26 (Prerefunded)	AAA	375,000	417,154
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	200,000	201,596
			3,449,284

Texas (6.7%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), 5 7/8s, 11/15/18	BB-/P	1,000,000	1,012,460
Brazoria Cnty., Brazos River Harbor Naval Dist. VRDN
(Dow Chemical Co.), Ser. A-3, 5 1/8s, 5/15/33	A3	170,000	167,948
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan
U.), Ser. A, 6s, 10/1/12	Ba2	400,000	400,840
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds
(Memorial Hermann Hlth. Care Syst.), Ser. A, 5 1/4s,
12/1/18	A+	700,000	731,381
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	1,450,000	1,546,150
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	1,450,000	1,546,150
Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial
Hlth. Syst. of East TX), 5.7s, 2/15/28 (Prerefunded)	AAA/P	250,000	257,670
Sabine River Auth. Rev. Bonds (TXU Electric), Ser. C,
5.2s, 5/1/28	Baa2	500,000	501,300
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	125,000	131,455
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Air Force Village), 5 1/8s, 5/15/27	BBB+/F	1,325,000	1,345,008
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/29	Baa3	2,150,000	2,217,940
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds,
Ser. C, GNMA/FNMA Coll., 6.9s, 7/2/24	AAA	1,200,000	1,207,692
			11,065,994

Utah (0.5%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A, 7 1/2s, 2/1/10	BB-	800,000	801,056

Vermont (0.9%)
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s,
5/1/29	Aaa	1,450,000	1,455,278

Virginia (2.0%)
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A
6.7s, 6/1/27	BB+/P	400,000	422,300
6 1/2s, 6/1/22	BB+/P	600,000	632,562
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (VA Baptist Homes), Ser. A, 5 1/4s, 7/1/25	B+/P	250,000	252,925
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	CCC+	200,000	199,734
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	500,000	528,320
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	1,000,000	1,037,680
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A, 5.2s, 1/1/27	BB/P	200,000	201,974
			3,275,495

Washington (0.6%)
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,
6/1/26	BBB	950,000	1,032,147

West Virginia (0.5%)
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	825,000	844,627

Wisconsin (2.0%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 6 3/8s, 6/1/32	BBB	1,500,000	1,634,190
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30 (Prerefunded)	A-	1,600,000	1,727,280
			3,361,470

Wyoming (0.2%)
Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC
Corp.), 5.6s, 12/1/35	Baa2	300,000	313,890

Total municipal bonds and notes (cost $199,663,301)		$208,406,225

COMMON STOCKS (--%)(a) (cost $1,428,766)
	Shares	Value

Tembec, Inc. (Canada) (NON)	29,974	$36,674

TOTAL INVESTMENTS

Total investments (cost $201,092,067)(b)	$208,442,899

NOTES

(a) Percentages indicated are based on net assets of $165,646,236.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $201,083,765 resulting in gross unrealized appreciation and depreciation of $9,667,611 and $2,308,477 respectively, or net unrealized appreciation of $7,359,134.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securitie, as to public resale. The total market value of restricted securities held at June 30, 2007 was $1,243,152 or 0.6% of net assets.

The rates shown on Variable Rate Demand Notes (VRDN), Mandatory Put Bonds and Floating Rate Bonds (FRB) are the current interest rates at June 30, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at June 30, 2007 (as a percentage of net assets):

Health care	51.5%
Land	13.4

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Municipal Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 29, 2007